Loss (earnings) Per Share (Tables)	12 Months Ended
Jun. 28, 2020
Earnings Per Share [Abstract]
Schedule of Basic Earnings Per Share Computation
The details of the computation of basic and diluted (loss) earnings per share are as follows:

	Fiscal Years Ended
(in millions of U.S. Dollars, except share data)	June 28, 2020	June 30, 2019	June 24, 2018
Net loss from continuing operations	$(197.6)	$(118.5)	$(74.9)

Net income (loss) from discontinued operations	7.0	(256.6)	(205.0)
Net income from discontinued operations attributable to noncontrolling interest	1.1	—	0.1
Net income (loss) from discontinued operations attributable to controlling interest	5.9	(256.6)	(205.1)

Weighted average number of common shares - basic and diluted (in thousands)	107,935	103,576	99,530

(Loss) earnings per share - basic and diluted:
Continuing operations	$(1.83)	$(1.14)	$(0.75)
Discontinued operations attributable to controlling interest	$0.05	$(2.48)	$(2.06)

Schedule of Diluted Earnings Per Share Computation
The details of the computation of basic and diluted (loss) earnings per share are as follows:

	Fiscal Years Ended
(in millions of U.S. Dollars, except share data)	June 28, 2020	June 30, 2019	June 24, 2018
Net loss from continuing operations	$(197.6)	$(118.5)	$(74.9)

Net income (loss) from discontinued operations	7.0	(256.6)	(205.0)
Net income from discontinued operations attributable to noncontrolling interest	1.1	—	0.1
Net income (loss) from discontinued operations attributable to controlling interest	5.9	(256.6)	(205.1)

Weighted average number of common shares - basic and diluted (in thousands)	107,935	103,576	99,530

(Loss) earnings per share - basic and diluted:
Continuing operations	$(1.83)	$(1.14)	$(0.75)
Discontinued operations attributable to controlling interest	$0.05	$(2.48)	$(2.06)